Revenue from services rendered (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue [line items]
(-) Discounts and cancellations	R$ (13,262)	R$ (3,374)	R$ (28,718)
(-) Taxes levied - PIS	(23,233)	(27,114)	(27,683)
(-) Taxes levied - COFINS	(107,020)	(124,808)	(127,513)
(-) Taxes levied - ICMS	(308)	(468)	(117)
(-) Taxes levied - ISSQN	(71,287)	(75,259)	(76,980)
Net revenue from services rendered	1,260,587	1,345,849	1,380,031
Collection cleaning services [member]
Revenue [line items]
Gross revenue from services	956,082	1,059,690	1,041,739
OG [member]
Revenue [line items]
Gross revenue from services	15,425	31,166	74,436
Landfills [member]
Revenue [line items]
Gross revenue from services	470,547	442,802	492,595
Value recovery [member]
Revenue [line items]
Gross revenue from services	R$ 33,643	R$ 43,214	R$ 32,272